Real Estate Acquisitions (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Real Estate Investments, Net [Abstract]
Schedule of Finite-Lived Intangible Leased Acquired
The fair value and weighted-average amortization periods for the intangible assets and liabilities acquired in the PELP transaction as of the transaction date were as follows (dollars in thousands, useful life in years):

	Fair Value	Weighted-Average Useful Life
Management contracts	$58,000	5
Acquired in-place leases	83,305	9
Acquired above-market leases	10,201	7
Acquired below-market leases	(49,109)	13

The weighted-average amortization periods for in-place, above-market, and below-market lease intangibles acquired as part of the above transactions during the three months ended March 31, 2018 and 2017, are as follows (dollars in thousands, weighted-average useful life in years):

	2018		2017
	Fair Value	Weighted-Average Useful Life	Fair Value	Weighted-Average Useful Life
Acquired in-place leases	$946	6	$1,817	15
Acquired above-market leases	74	3	110	4
Acquired below-market leases	(457)	16	(593)	24

The weighted-average amortization periods for in-place, above-market, and below-market lease intangibles acquired as part of the above transactions during the three months ended March 31, 2018 and 2017, are as follows (dollars in thousands, weighted-average useful life in years):

	2018		2017
	Fair Value	Weighted-Average Useful Life	Fair Value	Weighted-Average Useful Life
Acquired in-place leases	$946	6	$1,817	15
Acquired above-market leases	74	3	110	4
Acquired below-market leases	(457)	16	(593)	24